Putnam Investments
One Post Office Square
Boston, MA 02109
August 27, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-
07513) (the “Trust”) on behalf of Putnam Asia Pacific Equity Fund, Putnam Capital Spectrum
Fund, Putnam Equity Spectrum Fund and Putnam Multi-Cap Core Fund – Post-Effective
Amendment No. 216 to the Trust’s Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated August 30, 2014, for Putnam Asia Pacific Equity Fund, Putnam Capital Spectrum Fund and Putnam Equity Spectrum Fund, and for Putnam Multi-Cap Core Fund, filed with the Commission on August 28, 2014. The Amendment is expected to become effective on August 30, 2015.

This Amendment is being filed under paragraph (b) of Rule 485 to bring the financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act of 1933, and uses standard Putnam disclosure, as appropriate.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act of 1933 that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to Marina Pasquale at 1-800-225-2465, Ext. 17015.

Very truly yours,

/s/ James F. Clark
James F. Clark
Associate General Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP